Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

6.	Debt
2018 Purchase Agreements and Indenture
On September 7, 2018, Scilex Pharma and Sorrento entered into Purchase Agreements (the “2018 Purchase Agreements”) with certain investors (collectively, the “Scilex Pharma Note Purchasers”). Pursuant to the 2018 Purchase Agreements, on September 7, 2018, Scilex Pharma, among other things, issued and sold to the Scilex Pharma Note Purchasers senior secured notes due
2026
in an aggregate principal amount of $
224.0
 million (the “Scilex Pharma Notes”) for an aggregate purchase price of $
140.0
 million (the “Offering”). The Scilex Pharma Notes are governed by an indenture (as amended, the “Indenture”) with Scilex Pharma, as issuer, U.S. Bank National Association, a national banking association, as trustee (the “Trustee”) and collateral agent (the “Collateral Agent”), and Sorrento, as guarantor. Pursuant to the Indenture, Sorrento agreed to irrevocably and unconditionally guarantee, on a senior unsecured basis, the punctual performance and payment when due of all obligations of Scilex Pharma under the Indenture (the “Guarantee”).
Actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December 31, 2021 did not equal or exceed $
481.0
 million, which resulted in a $
28.0
 million increase in the principal amount of the Scilex Pharma Notes, effective
February 15, 2022
. As a result, the Company recorded the increase of $
28.0
 million in principal and
non-operating
expense at December 31, 2021.
Effective February 14, 2022, Scilex Pharma issued to Sorrento a draw notice under the Letter of Credit as required under the terms of the Indenture because actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December 31, 2021 were less than a specified sales threshold for such period. As a result of the draw notice being issued, Sorrento paid to Scilex Pharma $
35.0
 million in a single
lump-sum
amount as a subordinated loan and Scilex Pharma became subject to a minimum cash requirement of $
10.0
 million. In February 2022, Scilex Pharma repurchased Scilex Pharma Notes from the holders thereof on a pro rata basis in an aggregate amount equal to $
20.0
 million.
On June 2, 2022, Sorrento and Scilex Pharma entered into a Consent Under and Amendment No. 4 to Indenture (the “Amendment No. 4”) with U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) and the Scilex Note Purchasers. Pursuant to Amendment
No. 4, (1) on
June 3, 2022, Scilex Pharma repurchased approximately $41.4 million of the aggregate principal amount of the outstanding Scilex Pharma Notes at 100% of the principal amount thereof, (2) the Scilex Note Purchasers agreed that Scilex Pharma can repurchase the remaining principal amount of the Scilex Pharma Notes at any time on or before September 30, 2022 for $41.4 million (subject to reduction for any quarterly royalty payments) and upon such repurchase the Scilex Note Purchasers will forgive and discharge $28.0 million of the aggregate principal amount of the Scilex Pharma Notes (the “Early Paydown Provision”), (3) the minimum cash
requirement under the Indenture was reduced to $
5.0
 million in aggregate unrestricted cash equivalents at the end of each calendar month, and (4) the maximum aggregate principal amount on the promissory note issued by Scilex Pharma to

Sorrento on October 5, 2018 was increased from up to $
25.0
 million to up to $
50.0
 million. The Company funded the repurchase with
cash-on-hand
and $
15.0
 million received from Sorrento on June 2, 2022, which was recorded under the current related party notes payable in the Company’s consolidated balance sheets (see Note 10). The Company concluded that the Amendment No. 4 was a troubled debt restructuring for accounting purposes. The future undiscounted cash flows of the Scilex Pharma Notes were higher than the carrying value of the Scilex Pharma Notes at the time of the entry into the Amendment No. 4, and accordingly, no
gain was recognized in the quarter ended June 30, 2022. Due to a decrease of $
30.4
 million in the fair value of the Scilex Notes Derivative caused by the Amendment No. 4, the carrying value of the Scilex Notes was increased by $
30.4
 million.
In September 2022, the Company exercised the Early Paydown Provision to fully extinguish the Scilex Pharma Notes. In August and September 2022, the Company made principal payments towards the outstanding Scilex Pharma Notes totaling $
1.7
 million and $
39.7
 million, respectively. Pursuant to Amendment No. 4, $
28.0
 million of principal amount on the Scilex Pharma Notes was forgiven by the Scilex Pharma Note Purchasers and the Scilex Pharma Notes were fully extinguished in September 2022. The Company recorded a gain on debt extinguishment of $
33.4
 million as a result of the extinguishment. There are
no
derivative liabilities as of September 30, 2022.
Borrowings of the Scilex Notes consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Principal	$—	$133,997
Unamortized debt discount	—	(30,597)
Unamortized debt issuance costs	—	(2,228)

Carrying value	—	101,172
Current portion	—	(29,135)

Long term portion	—	72,037

Estimated fair value	$—	$115,400
The Company made principal payments of $
106.0
 million and $
44.2
 million during the nine months ended September 30, 2022 and 2021, respectively. The imputed effective interest rate at December 31, 2021 was
7.7
%. The amount of debt discount and debt issuance costs included in interest expense for the nine months ended September 30, 2022 and 2021 was approximately $
3.1
 million and $
5.9
 million, respectively. The Company recorded a gain on debt extinguishment of $
28.6
 million and a loss on debt extinguishment of $
14.0
 million in connection with its repayments of principal made during the nine months ended September 30, 2022 and 2021, respectively.
Related Party Notes Payable
On October 5, 2018, Scilex Pharma issued to Sorrento a promissory note (see Note 10). On March 18, 2019, the Company entered into a note payable with Sorrento (see Note 10). On February 14, 2022, Sorrento paid to Scilex Pharma $
35.0
 million in a single
lump-sum
amount as a subordinated loan (see Note 10). On May 12, 2022, the Company issued Sorrento a promissory note of $
5.0
 million in exchange for the
SP-104
Assets (see Note 3).
2020 Revolving Credit Facility
On December
14, 2020, Scilex Pharma entered into the Credit and Security Agreement (the “Credit Agreement”) with CNH Finance Fund I, L.P. (“CNH”) which provides Scilex Pharma with the ability to incur indebtedness under an accounts receivable revolving loan facility in an aggregate amount of $10.0 million and the incurrence of liens and the pledge of collateral to CNH in connection with the revolving loan facility. Under the terms of the Credit Agreement, interest will accrue daily on the principal amount outstanding at a rate per annum equal to the Wall Street Journal Prime Rate plus 1.75%. All indebtedness incurred and outstanding will be due and payable in full on January 1, 2024; unless the Credit Agreement is earlier terminated. As of December 31, 2021, the outstanding balance was $8.8 million. On February 16, 2022, the Company notified CNH that it was terminating the Credit Agreement, effective March 18, 2022. Upon termination, all principal balances and interest accrued were settled.

8.	Debt
2018 Purchase Agreements and Indenture
On September
7
,
2018
, Scilex Pharma and Sorrento entered into Purchase Agreements (the “
2018
Purchase Agreements”) with certain investors (collectively, the “Scilex Pharma Note Purchasers”). Pursuant to the
2018
Purchase Agreements, on September
7
,
2018
, Scilex Pharma, among other things, issued and sold to the Scilex Pharma Note Purchasers senior secured notes due
2026
in an aggregate principal amount of $
224.0
 million (the “Scilex Pharma Notes”) for an aggregate purchase price of $
140.0
 million (the “Offering”). The Scilex Pharma Notes are governed by an indenture (as amended, the “Indenture”) with Scilex Pharma, as issuer, U.S.
Bank

National
 Association, a national banking association, as trustee (the “Trustee”) and collateral agent (the “Collateral Agent”), and Sorrento, as guarantor. Pursuant to the Indenture, Sorrento agreed to irrevocably and unconditionally guarantee, on a senior unsecured basis, the punctual performance and payment when due of all obligations of Scilex Pharma under the Indenture (the “Guarantee”).
The net proceeds of the Offering were approximately $
89.3
 million, after deducting the Offering expenses payable by Scilex Pharma and funding a segregated reserve account with $
20.0
 million (the “Reserve Account”) and a segregated collateral account with $
25.0
 million (the “Collateral Account”) pursuant to the terms of the Indenture. Funds in the Reserve Account were to be released to Scilex Pharma upon receipt by the Trustee of an officer’s certificate under the Indenture from Scilex Pharma confirming receipt of a marketing approval letter from the FDA with respect to
SP-103
or a similar product with a concentration of not less than
5
% (the “Marketing Approval Letter”) on or prior to July
1
,
2023
. Funds in the Collateral Account were to be released to Scilex Pharma only upon receipt of a written consent authorizing such release from the holders of a majority in principal amount of the Scilex Pharma Notes issued, upon the occurrence and during the continuance of an event of default at the direction of the holders of a majority in principal amount of the Scilex Pharma Notes issued or upon the repayment in full of all amounts owed under the Scilex Pharma Notes.
On each February
15
, May
15
, August
15
and November
15
, beginning with February
15
,
2019
, the holders of the Scilex Pharma Notes were initially entitled to receive quarterly payments of the principal of the Scilex Pharma Notes equal to a fixed percentage, ranging from
10
% to
20
%, of the net sales of ZTlido for the prior fiscal quarter. However, because Scilex Pharma did not receive the Marketing Approval Letter by March
31
,
2021
, the percentage of net sales payable was increased to be in the range of
15
% to
25
%. If actual cumulative net sales of ZTlido from October
1
,
2022
through September
30
,
2023
are less than approximately $
218.1
 million, then Scilex Pharma will be obligated to pay an additional installment of the principal of the Scilex Pharma Notes each quarter in an amount between approximately $
10.1
 million and approximately $
30.6
 million, with the amount of the additional installment of principal to be determined by reference to the amount by which cumulative net sales of ZTlido from October
1
,
2022
through September
30
,
2023
are less than approximately $
218.1
 million.
Under the terms of the Indenture, the aggregate principal amount due under the Scilex Pharma Notes was to be increased by $
28.0
 million on February
15
,
2022
if actual cumulative net sales of ZTlido from September
7
,
2018
through December
31
,
2021
were less than approximately $
481.0
 million. As actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December
31
,
2021
did not equal or exceed the $
481.0
 million threshold for such period, the Company recorded the increase of $
28.0
 million in the debt principal balance with an offset to Scilex Pharma Notes principal increase at December
31
,
2021
.
If actual cumulative net sales of ZTlido for the period from October
1
,
2022
through September
30
,
2023
are less than approximately $
290.7
 million, then the aggregate principal amount due under the Scilex Pharma Notes will be increased on
November 15, 2023
by between approximately $
2.6
 million and approximately $
84.8
 million, with the amount of the principal increase to be determined by reference to the amount by which the cumulative net sales of ZTlido from October
1
,
2022
through September
30
,
2023
is less than approximately $
290.7
 million.
The final maturity date of the Scilex Pharma Notes is
August 15, 2026
. The Scilex Pharma Notes may be redeemed in whole at any time upon
30
 days’ written notice at Scilex Pharma’s option prior to August
15
,
2026

at a redemption price equal to 100% of the then-outstanding principal amount of the Scilex Pharma Notes. In addition, upon a change of control of Scilex Pharma (as defined in the Indenture), each holder of a Scilex Pharma Note shall have the right to require Scilex Pharma to repurchase all or any part of such holder’s Scilex Pharma Note at a repurchase price in cash equal to 101% of the then-outstanding principal amount thereof.
The 2018 Purchase
Agreements include the terms and conditions of the offer and sale of the Scilex Pharma Notes, representations and warranties of the parties, indemnification and contribution obligations and other terms and conditions customary in agreements of this type.
The Indenture governing the Scilex Pharma Notes contains customary events of default with respect to the Scilex Pharma Notes (including a failure to make any payment of principal on the Scilex Pharma Notes when due and payable), and, upon certain events of default occurring and continuing, the Trustee by notice to Scilex Pharma, or the holders of at least
25
% in principal amount of the outstanding Scilex Pharma Notes by notice to Scilex Pharma and the Trustee, may (subject to the provisions of the Indenture) declare
100
% of the then-outstanding principal amount of the Scilex Pharma Notes to be due and payable. Upon such a declaration of acceleration, such principal will be due and payable immediately. In the case of certain events, including bankruptcy, insolvency or reorganization involving Sorrento or Scilex Pharma, the Scilex Pharma Notes will automatically become due and payable.
Pursuant to the Indenture, the Company and Scilex Pharma must also comply with certain covenants with respect to the commercialization of ZTlido, as well as customary additional affirmative covenants, such as furnishing financial statements to the holders of the Scilex Pharma Notes, minimum cash requirements and net sales reports; and negative covenants, including limitations on the following: the incurrence of debt; the payment of dividends, the repurchase of shares and under certain conditions making certain other restricted payments; the prepayment, redemption or repurchase of subordinated debt; a merger, amalgamation or consolidation involving Scilex Pharma; engaging in certain transactions with affiliates; and the making of investments other than those permitted by the Indenture.
The Scilex Pharma Notes and related Guarantee have not been, and will not be, registered under the Securities Act or the securities laws of any other jurisdiction and may not be offered or sold in the United States without registration or an applicable exemption from registration requirements. The holders of the Scilex Pharma Notes do not have any registration rights. Pursuant to a Collateral Agreement by and among Scilex Pharma, the Trustee and the Collateral Agent (the “Collateral Agreement”), the Scilex Pharma Notes will be secured by ZTlido and all of the existing and future property and assets of Scilex Pharma necessary for, or otherwise relevant to, now or in the future, the manufacture and sale of ZTlido, on a worldwide basis (exclusive of Japan), including, but not limited to, the intellectual property related to ZTlido, the marketing or similar regulatory approvals related to ZTlido, any licenses, agreements and other contracts related to ZTlido, and the current assets related to ZTlido such as inventory, accounts receivable and cash and any and all future iterations, improvements or modifications of such product made, developed or licensed (or sub-licensed)
by Scilex Pharma or any of its affiliates or licensees (or
sub-licensees)
(including
SP-103).
Pursuant to the terms of the Indenture, Sorrento issued an irrevocable standby letter of credit to Scilex Pharma (the “Letter of Credit”), which provides that, in the event that
(1)
 Scilex Pharma did not hold at least $
4.0
 million in unrestricted cash as of the end of any calendar month during the term of the Scilex Pharma Notes,
(2)
 actual cumulative net sales of ZTlido from September
7
,
2018
through December
31
,
2021
were less than a specified sales threshold for such period, or
(3)
 actual cumulative net sales of ZTlido for any calendar year during the term of the Scilex Pharma Notes, beginning with the
2022
calendar year, were less than a specified sales threshold for such calendar year, Scilex Pharma as beneficiary of the Letter of Credit, would be required to draw, and Sorrento would be required to pay to Scilex Pharma, $
35.0
 million in a single
lump-sum
amount as a subordinated loan. The Letter of Credit was to terminate upon the earliest to occur of: (a) the repayment of the Scilex Pharma Notes in full, (b) the actual net sales of ZTlido for any calendar year during the term of the Scilex Pharma Notes exceeding a certain threshold, (c) the consummation of an initial public offering on a major international stock exchange by the Company that satisfies certain valuation thresholds, and (d) the replacement of the Letter of Credit with another letter of credit in form and substance, including as to the identity and creditworthiness of issuer, reasonably acceptable to the holders of at least 80% in principal amount of outstanding Scilex Pharma Notes.
On December 14, 2020, Scilex, Sorrento, the Trustee and the Agent, and the beneficial owners of the Scilex Pharma Notes and the Scilex Note Purchasers entered into a Consent Under and Amendment No. 3 to Indenture and Letter of Credit (“Amendment No. 3”), which amended: (i) the Indenture, and (ii) the Letter of Credit.

Pursuant to Amendment No.
3
, the Holders agreed to release all of the aggregate $
45.0
 million in restricted funds held in the Reserve Account and the Collateral Account for the purpose of consummating the repurchase of an aggregate of $
45.0
 million of principal amount of the Scilex Pharma Notes from the Holders on a pro rata basis at a purchase price equal to
100
% of the principal amount thereof (such repurchase, the “Scilex Repurchase”). In connection with the Scilex Repurchase, the parties also agreed to remove (i) Sorrento’s obligations under the Indenture to repurchase $
25.0
 million of Scilex Pharma Notes from the Holders if the Letter of Credit is drawn on and (ii) Scilex Pharma’s obligation to repurchase $
20.0
 million of Scilex Pharma Notes from the Holders if Scilex Pharma did not receive the Marketing Approval Letter on or prior to
July 1, 2023
. On December
14
,
2020
, the restricted funds in the Reserve Account and the Collateral Account were released and the Scilex Repurchase was effected.
Amendment No.
3
also revised the minimum cash covenant in the Indenture to provide that the amount of cash equivalents in bank accounts that Scilex Pharma is required to have as of the end of any calendar month shall, commencing with the month ending December
31
,
2020
, be equal to at least $
4.0
 million in the aggregate, provided that if Scilex Pharma did not effectuate (i) the December Optional Repurchase (as defined below) and (ii) at least one of either (x) the February Optional Repurchase (as defined below) or (y) the April Optional Repurchase (as defined below), then, commencing with the month ending April
30
,
2021
, and for each month thereafter, such amount would have been required to be at least $
10.0
 million in the aggregate. If Scilex Pharma fails to meet the foregoing minimum cash requirements, then Scilex Pharma will be required to draw on the Letter of Credit.
Amendment No.
3
also provided Scilex Pharma with the option, in its sole and absolute discretion, to repurchase Scilex Pharma Notes from the holders thereof on a pro rata basis on each of December
16
,
2020
(the “December Optional Repurchase”), February
12
,
2021
(the “February Optional Repurchase”) and April
13
,
2021
(the “April Optional Repurchase”), in each case in an aggregate amount equal to the lesser of $
20.0
 million or the then-outstanding principal amount of the Scilex Pharma Notes, at a purchase price in cash equal to
100
% of the principal amount thereof. Scilex Pharma effectuated the December Optional Repurchase, the February Optional Repurchase, and the April Optional Repurchase, which reduced the aggregate principal amount of the Scilex Pharma Notes by $
60.0
 million and resulted in the minimum unrestricted requirement remaining at $
4.0
 million.
Amendment No.
3
further provided that in the event that the Letter of Credit is drawn upon by Scilex Pharma, then Scilex Pharma had to, within five business days of such draw, repurchase the Scilex Pharma Notes from the holders thereof on a pro rata basis in an aggregate amount equal to the lesser of $
20.0
 million or the then-outstanding principal amount of Scilex Pharma Notes, at a purchase price in cash equal to
100
% of the principal amount thereof. In addition, upon the Letter of Credit being drawn on, Scilex Pharma is required to have minimum cash of $
10.0
 million at all times thereafter. In February
2022
, Scilex Pharma drew upon the Letter of Credit with Sorrento and, as such, repaid $
20.0
 million of the principal amount of the Scilex Pharma Notes and became subject to a minimum cash requirement of $
10.0
 million.
Pursuant to Amendment No.
3
, the Holders also consented to Scilex Pharma incurring up to $
10.0
 million of indebtedness in connection with an accounts receivable revolving loan facility (discussed below).
The Company accounted for Amendment No.
3
as a debt modification under ASC Topic
470-50
as modified terms were not substantially different than the
pre-modified
terms. The execution of Amendment No.
3
resulted

in an additional derivative liability of $
2.8
 million, which pertains to a $
9.6
 million distribution to Sorrento with respect to a contingent accelerated repayment on the Scilex Pharma Notes in connection with the Letter of Credit and $
6.8
 million reduction to the debt discount on the Scilex Pharma Notes.

To estimate the fair value of the Scilex Pharma Notes, the Company uses the discounted cash flow method under the income approach, which involves significant Level
3
inputs and assumptions, combined with a Monte Carlo simulation, as appropriate. The value of the debt instrument is based on the present value of future principal payments and the discounted rate of return reflective of the Company’s credit risk.

Borrowings of the Scilex Pharma Notes are as follows (in thousands):

	December 31,
	2021	2020
Principal	$133,997	$151,872
Unamortized debt discount	(30,597)	(51,022)
Unamortized debt issuance costs	(2,228)	(3,711)

Carrying value	101,172	97,139
Current portion	(29,135)	(4,881)

Long term portion	72,037	92,258

Estimated fair value	$115,400	$122,300
Future minimum payments under the Scilex Pharma Notes, based on a percentage of projected net sales of ZTlido are estimated as follows (in thousands):

Year Ending December 31,	2021
2022	$29,135
2023	12,005
2024	13,637
2025	14,746
2026	64,474

Total minimum future payments	$133,997
The Company made principal payments of $
45.9
 million, $
69.8
 million, and $
2.3
 million during the fiscal years ended December
31
,
2021
,
2020
, and
2019
, respectively.
Debt discount and debt issuance costs, which are presented as a direct reduction of the Scilex Pharma Notes in the consolidated balance sheets, are amortized as interest expense using the effective interest method. As principal repayments on the Scilex Pharma Notes are based on a percentage of net sales of ZTlido and
SP-103,
if the Marketing Approval Letter is received, the Company has elected to account for changes in estimated cash flows from future net sales prospectively. Specifically, a new effective interest rate will be determined based on revised estimates of remaining cash flows and changes in expected cash flows will be recognized prospectively. The imputed effective interest rate at December
31
,
2021
and
2020
was
7.7
% and
9.15
%, respectively. The amount of debt discount and debt issuance costs included in interest expense for the years ended December
31
,
2021
,
2020
and
2019
was approximately $
7.9
 million, $
10.7
 million and $
15.0
 million, respectively.
The Company identified a number of embedded derivatives that require bifurcation from the Scilex Pharma Notes and separate accounting in the consolidated financial statements as derivative liabilities. Certain of these embedded features included default interest provisions, contingent rate increases, contingent put options, optional and automatic acceleration provisions and indemnified taxes. The Company recorded this derivative within its consolidated financial statements (See Note
5)
. The Company
re-evaluates
this assessment each reporting period.
The Scilex Pharma Notes also provide that, upon the occurrence of an event of default, the holders of at least
25
% in principal amount of the outstanding Scilex Pharma Notes may, by written notice to Scilex Pharma, declare all of the outstanding principal and premium under such Scilex Pharma Notes immediately due and payable. For purposes of the Scilex Pharma Notes, an event of default includes, among other things, (i) Scilex Pharma’s failure to pay outstanding material indebtedness, including the Scilex Pharma Notes, when due (ii) Scilex Pharma’s breach of its representations and warranties or failure to comply with its covenants and obligations under the Scilex Pharma Notes or (iii) the occurrence of certain insolvency or bankruptcy events (both voluntary and involuntary) involving Scilex Pharma. The Company is in compliance with event of default clauses.

Related Party Notes Payable
On October
5
,
2018
, Scilex Pharma issued to Sorrento a promissory note (see Note
13)
. On March
18
,
2019
, the Company entered into a note payable with Sorrento (see Note
13)
.
2020 Revolving Credit Facility
On December
14
,
2020
, Scilex Pharma entered into the Credit and Security Agreement (the “Credit Agreement”) with CNH Finance Fund I, L.P. (“CNH”) which provides Scilex Pharma with the ability to incur indebtedness under an accounts receivable revolving loan facility in an aggregate amount of $
10.0
 million and the incurrence of liens and the pledge of collateral to CNH in connection with the revolving loan facility. Under the terms of the Credit Agreement, interest will accrue daily on the principal amount outstanding at a rate per annum equal to the Wall Street Journal Prime Rate plus
1.75
%. All indebtedness incurred and outstanding will be due and payable in full on January
1
,
2024
; unless the Credit Agreement is earlier terminated. As of December
31
,
2021
and
2020
, the outstanding balance was $
8.8
 million and $
9.5
 million, respectively. On February
16
,
2022
, the Company notified CNH that it was terminating the Credit Agreement, effective
March 18, 2022
. Upon termination, all principal balances and interest accrued were settled.
Paycheck Protection Program
In May
2020
, the Company received the proceeds from a loan in the amount of $
1.6
 million (the “PPP Loan”) from Bank of America, as the lender, pursuant to the Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Loan matures on
May 05, 2022
and bears interest at a rate of
1.0
% per annum. The PPP Loan is evidenced by a promissory note dated May
03
,
2020
(the “Note”), which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties.
Under the CARES Act, loan forgiveness is available for the sum of documented payroll costs, covered rent payments, covered mortgage interest and covered utilities during the twenty-four-week period, beginning on the date of loan approval. For purposes of the CARES Act, payroll costs exclude compensation of an individual employee in excess of $
100,000
, prorated annually. Not more than
25
% of the forgiven amount may be for
non-payroll
costs. Forgiveness is reduced if full-time headcount declines, or if salaries and wages for employees with salaries of $
100,000
or less annually are reduced by more than
25
%. In the event the PPP Loan, or any portion thereof, is forgiven pursuant to the PPP, the amount forgiven is applied to outstanding principal. The Company used all of the proceeds from the PPP Loan to retain employees and maintain payroll. In May
2021
, the Company received confirmation from the SBA that the entire PPP Loan was forgiven and recorded a gain on debt extinguishment of $
1.6
 million, which is included in loss on debt extinguishment, net, on the consolidated statements of operations for the year ended
December 31, 2021.